SHAREHOLDERS' EQUITY (Details Narrative) - USD ($)					1 Months Ended				6 Months Ended	12 Months Ended
	Jun. 15, 2021	Oct. 01, 2018	Sep. 06, 2018	Oct. 01, 2017	Jun. 30, 2020	Oct. 31, 2018	Jun. 30, 2018	Aug. 31, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 26, 2021	Apr. 30, 2021	Apr. 15, 2021	Sep. 30, 2019	Sep. 28, 2017
Class of Stock [Line Items]
Amount of debt converted into shares										$ 21,693
Issuance of ordinary shares, shares									2,765,824
Issuance of ordinary shares	$ 6,000,000								$ 6,000,000
Conversion price					$ 2.00
Granted										360,000
Subsequent Event [Member]
Class of Stock [Line Items]
Ownership percentage												10.00%
Mer Telemanagement Solutions Ltd [Member]
Class of Stock [Line Items]
Issuance of ordinary shares			$ 188,000
Ordinary shares available for future option grants										468,284
Mer Telemanagement Solutions Ltd [Member] | Subsequent Event [Member] | Security Holders Of Sharplink [Member]
Class of Stock [Line Items]
Ownership percentage														86.00%
Mer Telemanagement Solutions Ltd [Member] | Subsequent Event [Member] | Inclusive of a stock option pool [Member]
Class of Stock [Line Items]
Ownership percentage														10.00%
Mer Telemanagement Solutions Ltd [Member] | 2003 Plan [Member]
Class of Stock [Line Items]
Number of ordinary shares authorized for issuance										482,319
Expiration date of options										Nov. 30, 2023
Mer Telemanagement Solutions Ltd [Member] | 2006 Plan [Member]
Class of Stock [Line Items]
Number of ordinary shares authorized for issuance										183,333
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee										50,000
Mer Telemanagement Solutions Ltd [Member] | Preferred Shares [Member]
Class of Stock [Line Items]
Share purchase price										$ 1.14
Beneficial ownership limitation										9.99%
Mer Telemanagement Solutions Ltd [Member] | Preferred Shares [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price										$ 0.10
Mer Telemanagement Solutions Ltd [Member] | Alpha Capital Anstalt [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares							175,439
Issuance of ordinary shares							$ 188,000
Conversion of preferred shares into ordinary shares					800,000
Mer Telemanagement Solutions Ltd [Member] | Alpha Capital Anstalt [Member] | Convertible preferred shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares						1,315,789
Issuance of ordinary shares						$ 1,353,000
Mer Telemanagement Solutions Ltd [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Exercise price per share													$ 1.321
Warrants													116,667
Mer Telemanagement Solutions Ltd [Member] | Chief Executive Officer [Member] | 2003 Israeli Share Option Plan [Member]
Class of Stock [Line Items]
Expiration date of options				Oct. 01, 2027
Granted				116,667
Vesting percentage		25.00%		12.50%
Exercise price per share				$ 4.5												$ 2.16
Percentage of current shareholders				50.00%
Percentage of unvested options				50.00%
Mer Telemanagement Solutions Ltd [Member] | Chief Executive Officer [Member] | Zero-exercise price [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants													50,000
Mer Telemanagement Solutions Ltd [Member] | Chief Financial Officer [Member] | Zero-exercise price [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants													50,000
Vexigo Ltd [Member] | Mer Telemanagement Solutions Ltd [Member]
Class of Stock [Line Items]
Amount of debt converted into shares								$ 1,220,000
Amount of debt converted into shares to warrants, shares								400,000
Exercise price per share								$ 3
Vexigo Ltd [Member] | Mer Telemanagement Solutions Ltd [Member] | Former Shareholders [Member]
Class of Stock [Line Items]
Number of shares called by warrants															330,668
Alpha Capital Anstalt [Member] | Mer Telemanagement Solutions Ltd [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares										1,315,789	1,315,789
Issuance of ordinary shares										$ 1,500,000,000	$ 1,500,000,000